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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-21187

                        PIMCO Municipal Income Fund III
               (Exact name of registrant as specified in charter)

                       1633 Broadway, New York, NY 10019
                    (Address of Principal Executive Office)

                  Allianz Global Investors Fund Management LLC
                                 1633 Broadway
                               New York, NY 10019
                    (Name and Address of Agent for Service)

        Registrant's telephone number, including area code: 212-739-3000

                     Date of fiscal year end: September 30

         Date of reporting period:  July 1, 2010 through June 30, 2011

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Item 1. Proxy Voting Record

Registrant Name : PIMCO Municipal Income Fund III
Fund Name : PIMCO Municipal Income Fund III


The fund did not vote proxies relating to portfolio securities during the period covered by this report.

SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):               PIMCO Municipal Income Fund III

By (Signature and Title)*:  /s/ Brian Shlissel
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                            Name: Brian Shlissel
                            Title: President and Chief Executive Officer

Date: August 29, 2011

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* Print the name and title of each signing officer under his or her signature.